Stockholders Equity (Details Narrative) - USD ($)	1 Months Ended										5 Months Ended	12 Months Ended
	Jan. 21, 2025	Apr. 22, 2024	Jun. 29, 2023	Jun. 26, 2023	Feb. 21, 2023	Oct. 28, 2022	Mar. 22, 2022	Mar. 18, 2022	Feb. 24, 2022	Nov. 24, 2020	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 09, 2024	Apr. 30, 2024	May 26, 2023
Warrant											18,874,323	18,874,323	25,250
Reverse Stock Split	one-for-forty					one-for-twenty-four			one-for-ten
Issuance of common stock				1,240,000	1,000,000		120,000	833,333
Net proceed issuance of common stock								$ 8,825,000
Shares issued, price per share				$ 2.5	$ 2.80		$ 12.0	$ 12.0
Net proceeds from issuance of common stock after deducting related expenses				$ 3,055,000	$ 2,779,325		$ 1,295,400
Top [Member]
Exercise price of warrants								434.4
Common stock, shares authorized																500,000,000
Bottom [Member]
Exercise price of warrants								$ 12.0
Common stock, shares authorized																2,500,000
Convertible Note [Member]
Debt instrument, face amount			$ 2,160,000
Debt Instrument, Convertible			339,183
Debt conversion, Original face amount												$ 2,060,000	$ 438,000
Issuance of common stock													8,899,354
Convertible Note [Member] | Top [Member]
Conversion price			$ 1.848										$ 1.2
Convertible Note [Member] | Bottom [Member]
Conversion price			$ 1.2										0.14
Investor [Member]
Exercise price of warrants															$ 0.75
Gross proceeds		$ 21,000,000
Exercise price		$ 0.0001
Net proceeds from issuance of common stock after deducting related expenses		$ 1,722,500
Converted common shares		4,200,000
Per pre-funded warrant		$ 0.0001
Conversion price		0.50
Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member] | Represents the information pertaining to unregistered warrants.
Exercise price of warrants													$ 435.6
Warrants issued during period registered, shares										11,477
Warrants issued during period unregistered, shares										13,773
Warrants Expiration Period										five years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													1,515
Conversion price										$ 0.1612
Warrant B [Member]
Exercise price															0.137
Shares issued, price per share		$ 0.0001													$ 0.0001
Expected life		5 years 6 months
Warrant B [Member] | Investor [Member]
Number of shares issued during the period from warrant exercises											6,859,147	1,318,058
Conversion price														$ 0.1612
Warrant A [Member]
Warrant											20,342,818	20,342,818		39,081,891	8,400,000
Shares issued, price per share		$ 0.75													$ 0.75
Expected life		5 years 6 months
Conversion price														$ 0.1612
Warrant [Member]
Warrant											340,000	340,000			450,000
Shares issued, price per share		$ 0.0001													$ 0.0001
Fair value of warrants liabilities											$ 2,000,000	$ 2,000,000